Intangible Assets Including Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Including Goodwill	INTANGIBLE ASSETS INCLUDING GOODWILL
Intangible Assets
The following table presents the company’s intangible asset balances by major asset class.

($ in millions)
At December 31, 2023:	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount (1)
Intangible asset class
Capitalized software	$1,636	$(762)	$874
Client relationships	9,053	(3,500)	5,553
Completed technology	5,713	(2,510)	3,203
Patents/trademarks	1,821	(436)	1,385
Other (2)	41	(20)	22
Total	$18,265	$(7,229)	$11,036

($ in millions)
At December 31, 2022:	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount (1)
Intangible asset class
Capitalized software	$1,650	$(705)	$945
Client relationships	8,559	(2,951)	5,608
Completed technology	5,220	(2,045)	3,175
Patents/trademarks	2,140	(688)	1,452
Other (2)	19	(15)	4
Total	$17,588	$(6,404)	$11,184
(1)    Amounts as of December 31, 2023 and December 31, 2022 include an increase in net intangible asset balance of $50 million and a decrease in net intangible asset balance of $198 million, respectively, due to foreign currency translation.
(2)    Other intangibles are primarily acquired proprietary and nonproprietary data, business processes, methodologies and systems.
There was no impairment of intangible assets recorded in 2023 and 2022. The net carrying amount of intangible assets decreased $147 million during the year ended December 31, 2023, primarily due to intangible asset amortization, partially offset by additions of acquired intangibles of $1,509 million primarily related to the acquisition of Apptio, Inc. and capitalized software. The aggregate intangible amortization expense was $2,287 million and $2,397 million for the years ended December 31, 2023 and 2022, respectively. In addition, in 2023 and 2022, respectively, the company retired $1,505 million and $1,301 million of fully amortized intangible assets, impacting both the gross carrying amount and accumulated amortization by this amount.
The future amortization expense relating to intangible assets currently recorded in the Consolidated Balance Sheet is estimated to be the following at December 31, 2023:

($ in millions)	Capitalized Software	Acquired Intangibles	Total
2024	$514	$1,743	$2,257
2025	260	1,713	1,973
2026	100	1,690	1,790
2027	—	1,671	1,671
2028	—	1,368	1,368
Thereafter	—	1,979	1,979
Goodwill
The changes in the goodwill balances by reportable segment for the years ended December 31, 2023 and 2022 are as follows:

($ in millions)
Segment	Balance at January 1, 2023	Goodwill Additions	Purchase Price Adjustments	Divestitures	Foreign Currency Translation and Other Adjustments (1)	Balance at December 31, 2023
Software	$43,657	$3,538	$(17)	$—	$214	$47,392
Consulting	7,928	403	2	—	69	8,403
Infrastructure	4,363	12	—	—	8	4,384
Other	—	—	—	—	—	—
Total	$55,949	$3,953	$(15)	$—	$291	$60,178

($ in millions)
Segment	Balance at January 1, 2022	Goodwill Additions	Purchase Price Adjustments	Divestitures	Foreign Currency Translation and Other Adjustments (1)	Balance at December 31, 2022
Software	$43,966	$568	$(118)	$—	$(760)	$43,657
Consulting	6,797	1,366	(42)	—	(192)	7,928
Infrastructure	4,396	—	—	(1)	(32)	4,363
Other (2)	484	—	—	(484)	—	—
Total	$55,643	$1,934	$(159)	$(485)	$(984)	$55,949
(1)    Primarily driven by foreign currency translation.
(2)    The company derecognized goodwill related to the divestiture of its healthcare software assets in the second quarter of 2022.
There were no goodwill impairment losses recorded during 2023 or 2022 and the company has no accumulated impairment losses.
Purchase price adjustments recorded in 2023 and 2022 were related to acquisitions that were still subject to the measurement period that ends at the earlier of 12 months from the acquisition date or when information becomes available. Net purchase price adjustments recorded in 2023 were not material. Net purchase price adjustments recorded in 2022 primarily related to deferred tax assets and liabilities associated with the Turbonomic acquisition.